Note 13 - Revenue (Tables)	12 Months Ended
Mar. 31, 2026
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Fiscal Year Ended March 31,
	2026	2025
Flat-Roll Segment:
Company Owned Flat-Roll Products	$590,956	$399,853
Processing or Storage of Customer Owned Coil	5,174	4,791
	$596,130	$404,644
Tubular Segment:
Manufactured Pipe	$50,783	$39,956
	$50,783	$39,956